Events After the Reporting Date	6 Months Ended
Dec. 31, 2025
Events After the Reporting Date [Abstract]
EVENTS AFTER THE REPORTING DATE
20.	EVENTS AFTER THE REPORTING DATE

On January 21, 2026 the Company issued 210,000 shares to members of the Company’s advisory board for the total value of approximately $3.2 million.

On February 2, 2026 the Company issued 400,000 shares to suppliers of the Company in settlement of services provided  to one of the Company advisors in connection with the marketing and investor relations agreement for the total value of approximately $5.0 million.

On March 5, 2026, the Company entered into an agreement (the “GEM Agreement”) with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (together, “GEM”). The GEM Agreement provides that the Share Purchase Agreement, dated as of July 4, 2023, between the Company and GEM, as well as the three letter agreements thereto (as amended, the “GEM SPA”), has been terminated. In accordance with the GEM Agreement, GEM has exercised in full its warrant to purchase ordinary shares, par value $0.001 in the Company (“Ordinary Shares”), which was issued in February 2024. GEM will receive 1,409,624 Ordinary Shares as a result of its exercise of the warrant. The Company will also issue 2,744,062 Ordinary Shares to GEM for no additional consideration in a private placement exempt from the registration requirements of the Securities Act of 1933, in reliance on the exemptions set forth in Section 4(a)(2) of the Securities Act. The Company is obligated under the GEM Agreement to file a registration statement for the resale of the 2,744,062 Ordinary Shares issued to GEM (the “Resale Registration Statement”). Subject to the terms of the GEM Agreement, if the Resale Registration Statement has not been declared effective by the SEC within 120 days of March 5, 2026, the Company may be required, among other things, to pay GEM the aggregate cash value of the Ordinary Shares. Refer to note 9 for further details.

No other matters or circumstances have arisen since the end of the reporting period  which significantly altered or may significantly alter the operations of the Company, the results of those operations or the state of affairs of the Company in the period subsequent to 31 December 2025.